Quarterly Holdings Report
for
Fidelity® Series Floating Rate High Income Fund
June 30, 2023
SFR-NPRT3-0823
1.924296.111
Bank Loan Obligations - 86.0%
	Principal Amount (a)	Value ($)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.943% 3/19/26 (b)(c)(d)	314,343	297,054
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8.307% 12/31/27 (b)(c)(d)	274,008	273,496
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 8/24/28 (b)(c)(d)	1,273,121	1,271,898
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 2/22/27 (b)(c)(d)	198,743	198,743
TOTAL AEROSPACE		2,041,191
Air Transportation - 1.4%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0004% 4/20/28 (b)(c)(d)	455,000	464,100
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8391% 8/11/28 (b)(c)(d)	381,150	380,605
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 4/8/26 (b)(c)(d)	216,467	214,393
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 4/4/26 (b)(c)(d)	116,380	115,265
Echo Global Logistics, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9037% 11/23/28 (b)(c)(d)(e)	342,413	329,743
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7637% 7/2/27 (b)(c)(d)	744,000	772,056
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4919% 3/17/30 (b)(c)(d)	94,763	88,840
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.7985% 10/20/27 (b)(c)(d)	387,000	401,602
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2919% 4/21/28 (b)(c)(d)	397,982	397,210
TOTAL AIR TRANSPORTATION		3,163,814
Automotive & Auto Parts - 1.3%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9525% 3/5/28 (b)(c)(d)	389,312	349,287
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8319% 4/13/29 (b)(c)(d)	95,000	94,941
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 4/20/30 (b)(c)(d)	500,000	498,280
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.66% 6/3/28 (b)(c)(d)	715,204	681,053
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.443% 11/2/27 (b)(c)(d)	431,388	428,152
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.5227% 12/17/28 (b)(c)(d)	418,625	341,179
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9706% 2/8/28 (b)(c)(d)	118,644	110,191
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 1/29/28 (b)(c)(d)	449,650	422,469
TOTAL AUTOMOTIVE & AUTO PARTS		2,925,552
Banks & Thrifts - 0.7%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.717% 2/2/28 (b)(c)(d)	786,888	785,290
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9919% 4/9/27 (b)(c)(d)	266,521	258,144
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3383% 12/22/28 (b)(c)(d)	246,875	219,102
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 12/1/28 (b)(c)(d)	182,225	181,048
Walker & Dunlop, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2025% 12/16/28 (b)(c)(d)	29,925	29,850
TOTAL BANKS & THRIFTS		1,473,434
Broadcasting - 1.8%
AppLovin Corp. Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 8.4525% 8/15/25 (b)(c)(d)	382,416	382,000
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.2534% 8/24/26 (b)(c)(d)	244,133	186,305
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (b)(c)(d)	1,664,487	53,164
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2603% 12/1/28 (b)(c)(d)	835,700	760,487
Gray Television, Inc. Tranche D 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2747% 12/1/28 (b)(c)(d)	280,211	273,250
Nexstar Media, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.717% 9/19/26 (b)(c)(d)	443,112	442,319
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.717% 9/30/26 (b)(c)(d)	462,000	410,025
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.5035% 8/14/26 (b)(c)(d)	318,261	317,625
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 6/24/29 (b)(c)(d)	143,550	142,951
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.443% 3/24/26 (b)(c)(d)	238,864	236,561
1 month U.S. LIBOR + 3.250% 8.443% 1/31/29 (b)(c)(d)	809,750	792,138
TOTAL BROADCASTING		3,996,825
Building Materials - 2.7%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (b)(c)(d)	981,985	823,149
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 7.717% 10/1/26 (b)(c)(d)	97,997	98,052
1 month U.S. LIBOR + 2.750% 7.967% 12/16/28 (b)(c)(d)	114,794	114,883
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2637% 5/31/30 (b)(c)(d)	521,789	521,299
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6662% 2/25/29 (b)(c)(d)	1,578,075	1,492,764
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 4/29/29 (b)(c)(d)	500,283	488,191
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4525% 4/1/29 (b)(c)(d)	342,570	342,142
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.693% 6/4/28 (b)(c)(d)	650,524	630,845
CME Term SOFR 3 Month Index + 3.500% 8.7025% 6/2/28 (b)(c)(d)	197,304	192,249
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6916% 9/22/28 (b)(c)(d)	159,439	159,217
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 8.9373% 2/16/28 (b)(c)(d)	238,303	235,920
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 5/14/28 (b)(c)(d)	388,088	366,743
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8525% 10/19/27 (b)(c)(d)	477,827	472,914
TOTAL BUILDING MATERIALS		5,938,368
Cable/Satellite TV - 1.7%
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.7954% 2/1/27 (b)(c)(d)	1,396,149	1,386,837
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 7.4433% 1/31/28 (b)(c)(d)	775,000	763,181
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6933% 4/15/27 (b)(c)(d)	353,040	307,522
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.647% 1/18/28 (b)(c)(d)	480,047	441,643
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.217% 8/2/27 (b)(c)(d)	108,460	105,915
Virgin Media Bristol LLC:
Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.6933% 1/31/28 (b)(c)(d)	500,000	495,125
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3106% 3/6/31 (b)(c)(d)	225,000	222,710
TOTAL CABLE/SATELLITE TV		3,722,933
Capital Goods - 0.5%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9406% 3/17/30 (b)(c)(d)	504,200	502,728
CPM Holdings, Inc. 2LN, term loan 1 month U.S. LIBOR + 8.250% 13.4204% 11/15/26 (b)(c)(d)	107,727	106,549
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6387% 1/24/29 (b)(c)(d)	336,875	335,332
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 13.9266% 4/16/25 (b)(c)(d)(e)	221,752	210,399
TOTAL CAPITAL GOODS		1,155,008
Chemicals - 2.7%
ARC Falcon I, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 9/30/28 (b)(c)(d)	598,847	557,928
Aruba Investment Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.943% 11/24/28 (b)(c)(d)	135,000	118,800
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.2025% 11/24/27 (b)(c)(d)	489,678	471,722
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2954% 8/29/29 (b)(c)(d)	109,088	109,383
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 5/7/25 (b)(c)(d)(e)	367,500	356,475
Cyanco Intermediate 2 Corp. term loan CME Term SOFR 1 Month Index + 4.750% 6/29/28 (c)(d)(f)	105,000	102,113
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (b)(c)(d)	567,225	541,524
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.121% 5/27/28 (b)(c)(d)	246,851	231,579
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2669% 7/3/28 (b)(c)(d)	323,455	272,602
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7794% 3/15/29 (b)(c)(d)	643,500	605,591
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.6267% 3/15/30 (b)(c)(d)	170,000	138,834
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 12/29/27 (b)(c)(d)	239,073	180,381
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 2/10/30 (b)(c)(d)	135,000	134,108
INEOS U.S. Petrochem LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9525% 3/1/30 (b)(c)(d)	140,000	139,650
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1767% 12/1/26 (b)(c)(d)	162,938	146,644
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 9.2535% 11/9/28 (b)(c)(d)	433,400	415,522
CME Term SOFR 1 Month Index + 5.000% 11/9/28 (c)(d)(f)	175,000	168,838
Starfruit U.S. Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 8.9901% 4/3/28 (b)(c)(d)	175,000	173,177
CME Term SOFR 1 Month Index + 4.000% 9.3181% 4/3/28 (b)(c)(d)	332,156	328,522
The Chemours Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9525% 4/3/25 (b)(c)(d)	676,702	670,219
TOTAL CHEMICALS		5,863,612
Consumer Products - 2.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5242% 2/7/29 (b)(c)(d)	425,788	414,078
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.1025% 12/23/28 (b)(c)(d)	440,000	433,950
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8325% 12/10/28 (b)(c)(d)	870,887	867,760
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 7.2025% 5/23/27 (b)(c)(d)	155,572	154,163
CME Term SOFR 1 Month Index + 3.500% 8.6025% 12/13/29 (b)(c)(d)	303,475	303,190
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4587% 11/8/27 (b)(c)(d)	488,750	486,551
Diamond BC BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.0569% 9/29/28 (b)(c)(d)	294,532	294,058
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 12/21/25 (b)(c)(d)	315,114	306,212
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 12/22/26 (b)(c)(d)	512,492	498,557
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (b)(c)(d)	376,940	368,146
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7535% 3/4/28 (b)(c)(d)	317,314	314,680
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.693% 10/21/28 (b)(c)(d)	251,813	192,795
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 8/5/28 (b)(c)(d)	452,903	427,993
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4525% 6/29/28 (b)(c)(d)	94,117	78,331
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 6/22/30 (c)(d)(f)	410,000	402,415
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9537% 12/21/27 (b)(c)(d)	396,628	387,704
TOTAL CONSUMER PRODUCTS		5,930,583
Containers - 2.4%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 3/3/28 (b)(c)(d)	509,034	494,863
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.43% 3/11/28 (b)(c)(d)	87,975	85,537
1 month U.S. LIBOR + 3.750% 8.9474% 3/11/28 (b)(c)(d)	759,604	745,840
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9724% 7/1/26 (b)(c)(d)	452,720	452,027
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.9525% 12/21/26 (b)(c)(d)	241,875	241,633
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.967% 12/1/27 (b)(c)(d)	458,250	454,240
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 8/4/27 (b)(c)(d)	752,144	746,857
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1043% 2/9/26 (b)(c)(d)	313,600	297,136
Pregis TopCo Corp. 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.943% 8/1/26 (b)(c)(d)	245,625	242,786
3 month U.S. LIBOR + 4.000% 8.967% 7/31/26 (b)(c)(d)	241,250	239,412
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9525% 1/30/27 (b)(c)(d)	588,170	587,370
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 9/24/28 (b)(c)(d)	422,475	420,793
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 8/12/28 (b)(c)(d)	300,425	298,848
TOTAL CONTAINERS		5,307,342
Diversified Financial Services - 2.4%
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.717% 2/4/28 (b)(c)(d)	272,177	271,361
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.6817% 10/15/26 (b)(c)(d)	371,418	366,868
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7419% 10/31/26 (b)(c)(d)	409,698	407,723
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 1/27/27 (b)(c)(d)	181,763	179,945
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1603% 1/26/29 (b)(c)(d)	220,000	218,405
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7535% 7/12/28 (b)(c)(d)	240,712	238,606
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 8.081% 6/27/25 (b)(c)(d)	92,105	91,990
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6025% 6/24/28 (b)(c)(d)	122,558	120,941
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3525% 6/30/28 (b)(c)(d)	377,150	373,797
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7637% 1/25/28 (b)(c)(d)	230,000	229,138
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0227% 9/24/27 (b)(c)(d)	312,018	288,161
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2419% 4/20/30 (b)(c)(d)	468,678	467,506
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1504% 4/21/28 (b)(c)(d)	310,275	301,355
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.647% 4/27/30 (b)(c)(d)	85,000	84,575
Nexus Buyer LLC 2LN, term loan 1 month U.S. LIBOR + 6.250% 11.4525% 11/1/29 (b)(c)(d)	220,000	196,075
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/8/30 (c)(d)(f)	100,000	99,688
TransUnion LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0034% 11/16/26 (b)(c)(d)	419,773	418,257
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.467% 12/1/28 (b)(c)(d)	231,911	231,162
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.05% 4/29/26 (b)(c)(d)	204,571	204,201
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/9/27 (b)(c)(d)	366,052	358,731
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/15/27 (b)(c)(d)	229,425	225,410
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,373,895
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.7189% 10/28/27 (b)(c)(d)	376,769	353,459
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8919% 2/10/27 (b)(c)(d)	759,407	653,902
Cmg Media Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.8419% 12/17/26 (b)(c)(d)	938,649	838,918
TOTAL DIVERSIFIED MEDIA		1,846,279
Energy - 2.4%
American Consolidated Natural term loan 21.2681% 9/16/25 (b)(d)	27,082	27,082
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2463% 11/14/26 (b)(c)(d)	393,821	390,473
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6751% 10/14/27 (b)(c)(d)	383,868	379,550
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 3/17/28 (b)(c)(d)	274,400	265,482
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 6/4/28 (b)(c)(d)	1,043,616	1,041,007
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 11/19/29 (b)(c)(d)	553,085	544,905
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 2/7/28 (c)(d)(f)	400,000	383,000
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1645% 2/6/25 (b)(c)(d)	298,463	292,992
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 9.9596% 8/27/28 (b)(c)(d)	231,250	228,938
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.717% 9/29/28 (b)(c)(d)	550,938	551,725
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 9.4525% 7/18/25 (b)(c)(d)	397,620	396,626
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6137% 2/14/30 (b)(c)(d)	155,000	152,159
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.217% 1/23/27 (b)(c)(d)	314,334	313,784
Win Waste Innovations Holdings Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.967% 3/25/28 (b)(c)(d)	314,430	268,444
TOTAL ENERGY		5,236,167
Entertainment/Film - 0.1%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.717% 9/1/27 (b)(c)(d)	182,500	175,315
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.717% 9/1/27 (b)(c)(d)	110,000	106,150
TOTAL ENTERTAINMENT/FILM		281,465
Environmental - 0.4%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.193% 10/8/28 (b)(c)(d)	142,825	142,611
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.6025% 11/30/28 (b)(c)(d)	200,256	198,285
CME Term SOFR 1 Month Index + 3.000% 8.1476% 11/30/28 (b)(c)(d)	93,023	92,500
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.6025% 11/30/28 (b)(c)(d)	15,190	15,041
CME Term SOFR 1 Month Index + 3.000% 8.1476% 11/30/28 (b)(c)(d)	6,977	6,938
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (b)(c)(d)	452,413	442,573
TOTAL ENVIRONMENTAL		897,948
Food & Drug Retail - 0.4%
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 12.0919% 8/1/29 (b)(c)(d)	398,072	393,510
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.4525% 1/29/27 (b)(c)(d)	284,530	282,609
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10.7727% 11/20/25 (b)(c)(d)	439,214	197,646
TOTAL FOOD & DRUG RETAIL		873,765
Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.750% 13.0179% 10/1/26 (b)(c)(d)	80,000	52,560
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 10/1/25 (b)(c)(d)	135,910	124,503
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.59% 1/24/29 (b)(c)(d)	415,800	385,987
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3419% 1/24/30 (b)(c)(d)	185,000	145,688
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 10/23/27 (b)(c)(d)	407,107	404,391
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4392% 5/16/29 (b)(c)(d)	717,641	693,421
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 9/23/27 (b)(c)(d)	387,663	382,333
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.4919% 3/31/28 (b)(c)(d)	774,201	747,228
TOTAL FOOD/BEVERAGE/TOBACCO		2,936,111
Gaming - 4.0%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3963% 10/1/28 (b)(c)(d)	334,466	326,446
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 1/26/30 (b)(c)(d)	1,950,113	1,948,338
Churchill Downs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2534% 3/17/28 (b)(c)(d)	0	0
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1025% 1/27/29 (b)(c)(d)	2,357,177	2,323,304
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7535% 7/4/28 (b)(c)(d)	148,875	148,976
Golden Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9392% 5/26/30 (b)(c)(d)	480,000	478,800
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.18% 10/20/24 (b)(c)(d)	182,882	182,597
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4368% 10/31/29 (b)(c)(d)	313,925	312,434
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4368% 3/16/27 (b)(c)(d)	274,400	273,143
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 4/26/28 (b)(c)(d)	280,013	276,599
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.717% 5/29/26 (b)(c)(d)	135,299	135,323
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2476% 4/14/29 (b)(c)(d)	450,450	449,252
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.4206% 4/4/29 (b)(c)(d)	486,325	479,881
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.7535% 7/21/26 (b)(c)(d)	888,351	887,578
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.45% 2/7/27 (b)(c)(d)	645,383	642,783
TOTAL GAMING		8,865,454
Healthcare - 4.6%
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 8/24/28 (b)(c)(d)	295,418	294,384
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4525% 11/6/27 (b)(c)(d)	300,462	300,129
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.3964% 2/12/28 (b)(c)(d)	169,150	165,386
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.217% 1/8/27 (b)(c)(d)	341,816	334,980
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.0103% 8/1/27 (b)(c)(d)	585,455	574,296
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 11/1/28 (b)(c)(d)	176,956	175,997
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2419% 3/31/29 (b)(c)(d)	307,212	305,420
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.3419% 10/1/27 (b)(c)(d)	1,585,182	1,559,423
HAH Group Holding Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.21% 10/29/27 (b)(c)(d)	114,823	111,809
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9537% 3/15/28 (b)(c)(d)	278,588	277,643
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8919% 1/6/29 (b)(c)(d)	316,000	312,148
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.467% 5/4/28 (b)(c)(d)	649,156	648,345
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 5/5/28 (b)(c)(d)	743,435	742,238
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0279% 10/19/27 (b)(c)(d)	234,794	234,500
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 8/31/26 (b)(c)(d)	274,547	254,079
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.467% 8/30/27 (b)(c)(d)	180,000	146,700
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 10/23/28 (b)(c)(d)	557,752	550,953
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8.25% 6/2/28 (b)(c)(d)	572,777	571,883
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0035% 11/30/27 (b)(c)(d)	366,563	360,778
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.943% 3/31/27 (b)(c)(d)	497,641	437,924
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 11/15/28 (b)(c)(d)	711,049	704,649
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (b)(c)(d)	275,637	275,480
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8963% 8/31/26 (b)(c)(d)	326,914	326,283
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4204% 10/1/28 (b)(c)(d)	235,658	220,930
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 11/20/26 (b)(c)(d)	287,505	255,161
TOTAL HEALTHCARE		10,141,518
Homebuilders/Real Estate - 0.7%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(d)(e)	463,729	440,543
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.967% 8/21/25 (b)(c)(d)	256,935	254,366
CME Term SOFR 1 Month Index + 3.250% 8.4525% 1/24/30 (b)(c)(d)	324,087	313,554
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2025% 1/27/29 (b)(c)(d)	222,318	220,882
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2025% 9/1/27 (b)(c)(d)	286,567	285,939
TOTAL HOMEBUILDERS/REAL ESTATE		1,515,284
Hotels - 2.1%
ASP LS Acquisition Corp. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 9.693% 5/7/28 (b)(c)(d)	368,438	302,119
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.2054% 9/9/26 (b)(c)(d)	135,958	135,279
Carnival Finance LLC Tranche B 1LN, term loan:
6 month U.S. LIBOR + 3.000% 8.217% 6/30/25 (b)(c)(d)	402,550	401,668
6 month U.S. LIBOR + 3.250% 8.467% 10/18/28 (b)(c)(d)	479,892	475,094
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 11/30/29 (b)(c)(d)	74,625	74,718
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 8/2/28 (b)(c)(d)	1,490,819	1,485,228
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.9392% 6/21/26 (b)(c)(d)	126,445	126,253
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.943% 8/31/25 (b)(c)(d)	397,104	395,714
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.79% 6/23/26 (b)(c)(d)	254,800	214,988
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3406% 1/5/29 (b)(c)(d)	228,850	228,015
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 8.750% 13.4525% 2/28/25 (b)(c)(d)	804,698	789,111
TOTAL HOTELS		4,628,187
Insurance - 4.6%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.693% 2/15/27 (b)(c)(d)	1,118,628	1,083,872
1 month U.S. LIBOR + 4.250% 9.443% 2/15/27 (b)(c)(d)	876,292	856,944
CME Term SOFR 1 Month Index + 5.750% 10.8227% 2/15/27 (b)(c)(d)	549,175	550,548
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6504% 11/12/27 (b)(c)(d)	200,044	198,686
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.647% 11/6/27 (b)(c)(d)	395,956	393,152
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 7.443% 2/19/28 (b)(c)(d)	588,060	582,109
CME Term SOFR 1 Month Index + 2.750% 7.9525% 2/19/28 (b)(c)(d)	139,300	138,807
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2025% 2/28/28 (b)(c)(d)	225,000	218,392
AssuredPartners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 2/13/27 (b)(c)(d)	439,075	435,049
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4525% 8/19/28 (b)(c)(d)	591,019	561,101
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.5053% 1/31/28 (b)(c)(d)	1,005,000	852,371
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.467% 1/20/29 (b)(c)(d)	525,000	439,031
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7879% 12/23/26 (b)(c)(d)	975,000	937,463
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7879% 7/31/27 (b)(c)(d)	591,388	558,536
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6/8/30 (c)(d)(f)	1,483,511	1,486,196
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.7879% 12/2/26 (b)(c)(d)	120,630	120,460
CME Term SOFR 1 Month Index + 3.750% 8.9919% 11/22/29 (b)(c)(d)	744,513	742,651
TOTAL INSURANCE		10,155,368
Leisure - 2.5%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 8/17/28 (b)(c)(d)	354,937	353,606
Arcis Golf LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 11/24/28 (b)(c)(d)	251,264	251,578
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 11/24/28 (c)(d)(f)	11,000	11,014
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2727% 7/21/28 (b)(c)(d)	704,275	690,190
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.2879% 9/18/24 (b)(c)(d)	159,577	152,737
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 15.1943% 9/9/23 (b)(c)(d)	202,735	204,552
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (b)(c)(d)	365,618	109,426
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1025% 1/15/30 (b)(c)(d)	630,000	629,685
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.731% 9/8/24 (b)(c)(d)	250,000	186,458
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.73% 3/8/24 (b)(c)(d)	703,341	651,385
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 8/27/28 (b)(c)(d)	186,675	186,830
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8681% 12/14/26 (b)(c)(d)(e)	341,250	317,363
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.25% 8/25/28 (b)(c)(d)	294,750	293,553
SP PF Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.717% 12/21/25 (b)(c)(d)	359,063	258,525
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 3/9/30 (b)(c)(d)	553,613	552,688
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 9.217% 12/30/26 (b)(c)(d)	603,701	447,342
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.6139% 12/30/27 (b)(c)(d)	125,000	87,500
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 12.717% 12/30/26 (b)(c)(d)	131,288	97,809
TOTAL LEISURE		5,482,241
Metals/Mining - 0.1%
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9525% 3/23/30 (b)(c)(d)	223,372	221,418
Paper - 0.7%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2879% 2/4/28 (b)(c)(d)	148,982	138,926
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.3775% 4/13/29 (b)(c)(d)	1,509,750	1,483,828
TOTAL PAPER		1,622,754
Publishing/Printing - 0.5%
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.2535% 6/16/26 (b)(c)(d)	221,928	194,267
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.925% 3/13/25 (b)(c)(d)	330,650	330,237
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 1/28/29 (b)(c)(d)	197,500	195,525
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 7/8/28 (b)(c)(d)	280,725	266,268
TOTAL PUBLISHING/PRINTING		986,297
Railroad - 0.8%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9317% 4/6/28 (b)(c)(d)	289,838	280,128
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 11/23/28 (b)(c)(d)	555,788	537,492
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3419% 12/30/26 (b)(c)(d)	517,613	516,805
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5035% 7/26/28 (b)(c)(d)	428,475	406,160
TOTAL RAILROAD		1,740,585
Restaurants - 1.0%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.943% 11/19/26 (b)(c)(d)	348,950	346,186
Dave & Buster's, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 6/29/29 (c)(d)(f)	115,000	114,425
CME Term SOFR 1 Month Index + 5.000% 10.3125% 6/29/29 (b)(c)(d)	223,313	223,174
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 11/22/28 (b)(c)(d)	152,675	150,614
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 11.443% 3/1/26 (b)(c)(d)	359,063	341,468
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 4/1/29 (b)(c)(d)	182,687	177,815
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 8/3/28 (b)(c)(d)	749,122	743,736
TOTAL RESTAURANTS		2,097,418
Services - 10.2%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2025% 12/20/29 (b)(c)(d)	210,000	194,250
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 12/21/28 (b)(c)(d)	1,442,772	1,434,476
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2025% 12/21/28 (b)(c)(d)	617,531	615,061
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (c)(d)(g)	202,469	201,659
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 9/7/28 (b)(c)(d)	211,775	210,981
All-Star Bidco AB:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.900% 8.95% 11/16/28 (b)(c)(d)	158,000	157,210
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.55% 11/16/28 (b)(c)(d)	310,275	305,429
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 8.9525% 5/14/28 (b)(c)(d)	589,994	572,624
CME Term SOFR 1 Month Index + 4.750% 9.8805% 5/14/28 (b)(c)(d)	205,000	199,961
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.46% 7/9/28 (b)(c)(d)	417,563	416,974
ARAMARK Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9138% 6/13/30 (b)(c)(d)	75,319	75,225
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6075% 6/30/28 (b)(c)(d)	138,241	136,513
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.9525% 12/10/29 (b)(c)(d)	70,000	59,208
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 12/10/28 (b)(c)(d)	712,878	668,658
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2025% 8/19/28 (b)(c)(d)	992,436	938,159
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 3/16/29 (b)(c)(d)	93,813	93,890
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.42% 6/21/24 (b)(c)(d)	1,306,613	1,288,372
Cast & Crew Payroll LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 2/7/26 (b)(c)(d)	577,853	567,382
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.443% 9/30/28 (b)(c)(d)	201,042	199,886
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.75% 6/2/28 (b)(c)(d)	992,325	894,581
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.87% 8/16/28 (b)(c)(d)	167,875	165,725
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.93% 7/19/28 (b)(c)(d)	501,075	402,468
Ensemble RCM LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8954% 8/1/26 (b)(c)(d)	448,603	448,043
Filtration Group Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4537% 10/19/28 (b)(c)(d)	446,153	445,595
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (b)(c)(d)	285,000	256,893
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.231% 6/13/24 (b)(c)(d)	916,962	879,806
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 3/3/28 (b)(c)(d)	263,032	258,839
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 9.9703% 3/10/26 (b)(c)(d)	511,426	467,955
CME Term SOFR 3 Month Index + 4.750% 10.0929% 3/10/26 (b)(c)(d)	160,000	147,600
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8525% 4/29/29 (b)(c)(d)	272,938	255,879
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 10.5254% 7/30/26 (b)(c)(d)	513,362	513,470
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.193% 12/1/27 (b)(c)(d)	366,563	365,254
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8525% 3/5/28 (b)(c)(d)	332,380	307,451
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0919% 3/26/28 (b)(c)(d)	951,978	931,920
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 11.467% 4/21/27 (b)(c)(d)	262,969	213,444
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2419% 6/12/30 (b)(c)(d)	1,000,000	988,750
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8003% 1/15/26 (b)(c)(d)	170,000	169,947
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 9.217% 1/23/27 (b)(c)(d)	683,850	671,883
CME Term SOFR 1 Month Index + 4.000% 9.147% 2/15/29 (b)(c)(d)	158,400	154,440
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 13.967% 1/31/28 (b)(c)(d)	200,000	180,500
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (b)(c)(d)	1,230,000	1,079,940
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3384% 8/14/26 (b)(c)(d)	190,000	180,580
PowerTeam Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8419% 3/6/25 (b)(c)(d)	328,300	286,278
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.717% 12/10/26 (b)(c)(d)	452,760	451,628
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 2/24/28 (b)(c)(d)	134,663	133,716
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.95% 8/27/28 (b)(c)(d)	139,645	136,269
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (b)(c)(d)	1,725,587	1,472,909
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.2275% 3/23/27 (b)(c)(d)	251,244	254,699
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.02% 3/3/30 (b)(c)(d)	824,855	824,195
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5867% 1/21/29 (b)(c)(d)	77,241	70,338
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 11/3/29 (b)(c)(d)	205,325	205,530
TOTAL SERVICES		22,552,443
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.4271% 6/30/27 (b)(c)(d)	348,073	301,083
Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.197% 1/24/27 (b)(c)(d)	478,875	474,886
Super Retail - 3.8%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 11/6/27 (b)(c)(d)	301,953	302,331
At Home Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4266% 7/24/28 (b)(c)(d)	251,175	157,690
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 3/5/28 (b)(c)(d)	5,940,309	5,888,318
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8907% 2/3/27 (b)(c)(d)	210,000	210,029
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.1463% 4/1/28 (b)(c)(d)	275,088	217,493
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 3/8/30 (b)(c)(d)	159,600	159,999
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.967% 10/19/27 (b)(c)(d)	213,789	210,612
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.7535% 4/15/28 (b)(c)(d)	451,516	398,802
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1025% 3/3/30 (b)(c)(d)	307,715	304,912
RH Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 10/20/28 (b)(c)(d)	446,625	430,435
TOTAL SUPER RETAIL		8,280,621
Technology - 15.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 10.2611% 3/10/27 (b)(c)(d)	258,041	252,880
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 2/16/28 (b)(c)(d)	240,365	237,016
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8964% 7/30/28 (b)(c)(d)	445,557	436,869
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5587% 10/8/27 (b)(c)(d)	211,441	210,648
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 8/10/25 (b)(c)(d)	789,304	603,052
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7419% 9/19/26 (b)(c)(d)	418,950	419,344
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4525% 4/23/26 (b)(c)(d)	356,319	349,104
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4525% 12/4/27 (b)(c)(d)	168,743	162,573
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5892% 2/15/29 (b)(c)(d)	1,394,370	1,340,338
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (c)(d)(g)	171,295	164,657
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4525% 5/13/29 (b)(c)(d)	324,925	324,824
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.25% 11/24/26 (b)(c)(d)	399,098	248,770
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 10/31/26 (b)(c)(d)	418,043	417,173
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 8.217% 10/31/26 (b)(c)(d)	488,544	487,567
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 7/6/29 (b)(c)(d)	546,115	544,226
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 3/30/29 (b)(c)(d)	743,138	693,905
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.967% 7/1/29 (b)(c)(d)	627,906	625,552
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 4/4/26 (b)(c)(d)	876,306	837,748
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.693% 9/30/28 (b)(c)(d)	509,734	495,401
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1979% 2/10/28 (b)(c)(d)	179,640	170,996
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2637% 10/16/26 (b)(c)(d)	902,385	893,081
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.2637% 2/19/29 (b)(c)(d)	305,000	278,059
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.967% 3/31/29 (b)(c)(d)	95,000	83,798
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 3/31/28 (b)(c)(d)	406,713	398,478
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.95% 7/6/29 (b)(c)(d)	686,517	686,949
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.9086% 10/6/29 (b)(c)(d)	223,594	221,543
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2025% 9/12/29 (b)(c)(d)	1,068,352	1,062,348
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.1537% 8/10/27 (b)(c)(d)	363,750	363,048
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1025% 11/9/29 (b)(c)(d)	282,909	283,291
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (b)(c)(d)	1,106,308	1,105,678
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 12/1/27 (b)(c)(d)	459,425	449,433
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0103% 3/1/29 (b)(c)(d)	584,377	557,834
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3525% 4/25/28 (b)(c)(d)	1,561,508	1,495,925
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.3525% 2/23/29 (b)(c)(d)	250,000	216,720
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9392% 8/17/29 (b)(c)(d)	674,900	674,900
NAVEX TopCo, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.000% 12.2534% 9/4/26 (b)(c)(d)	85,000	83,300
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4525% 9/5/25 (b)(c)(d)	328,612	327,627
Open Text Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 1/31/30 (b)(c)(d)	840,973	844,480
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2025% 11/10/27 (b)(c)(d)	424,384	411,521
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9525% 2/1/28 (b)(c)(d)	1,917,856	1,880,535
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 6/2/28 (b)(c)(d)	1,354,064	1,243,477
Project Boost Purchaser LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 5/30/26 (b)(c)(d)	360,938	356,022
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.467% 8/31/28 (b)(c)(d)	750,775	733,883
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.9957% 2/15/28 (b)(c)(d)	1,156,768	524,039
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 4/22/28 (b)(c)(d)	734,463	717,754
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 9/30/28 (b)(c)(d)	373,004	313,324
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9919% 4/7/30 (b)(c)(d)	665,000	655,856
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7419% 11/22/29 (b)(c)(d)	159,600	158,802
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 10/7/27 (b)(c)(d)	644,246	636,599
Sovos Compliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.717% 8/11/28 (b)(c)(d)	65,861	63,415
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.967% 4/16/25 (b)(c)(d)	280,572	280,247
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.967% 4/16/25 (b)(c)(d)	250,586	250,295
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.967% 4/16/25 (b)(c)(d)	511,119	510,394
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.967% 1/31/27 (b)(c)(d)	224,114	223,485
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.1025% 8/31/28 (b)(c)(d)	631,301	631,301
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8858% 5/30/30 (b)(c)(d)	141,247	140,894
UKG, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.8954% 5/4/26 (b)(c)(d)	1,011,736	996,944
Ultimate Software Group, Inc.:
1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (b)(c)(d)	582,510	571,041
CME Term SOFR 1 Month Index + 4.500% 9.8767% 5/4/26 (b)(c)(d)	205,000	204,317
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.2706% 5/3/27 (b)(c)(d)	730,000	706,012
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.217% 9/1/25 (b)(c)(d)	467,895	380,529
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.217% 8/27/25 (b)(c)(d)	510,266	509,521
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1892% 1/13/29 (b)(c)(d)	594,000	590,846
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.967% 4/6/28 (b)(c)(d)	275,100	259,540
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.467% 3/27/28 (b)(c)(d)	331,644	331,644
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5242% 2/28/27 (b)(c)(d)	512,775	505,083
Weber-Stephen Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 10/30/27 (b)(c)(d)	335,546	293,841
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 9/30/26 (b)(c)(d)	230,094	229,747
TOTAL TECHNOLOGY		34,360,043
Telecommunications - 4.8%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9863% 10/31/27 (b)(c)(d)	473,813	457,229
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4863% 8/15/28 (b)(c)(d)	981,026	869,847
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 10.0379% 11/1/24 (b)(c)(d)	709,784	631,509
3 month U.S. LIBOR + 8.250% 13.981% 11/1/25 (b)(c)(d)	1,100,000	849,750
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4433% 11/30/27 (b)(c)(d)	208,680	200,529
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7% 12/12/26 (b)(c)(d)	270,728	270,306
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.717% 10/2/27 (b)(c)(d)	264,182	232,575
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5247% 4/27/27 (b)(c)(d)	210,000	209,870
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2747% 4/27/27 (b)(c)(d)	212,363	211,921
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9% 5/1/28 (b)(c)(d)	1,278,900	1,235,558
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (b)(c)(d)	127,440	70,942
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2025% 12/30/27 (b)(c)(d)	161,549	134,085
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.4435% 2/1/29 (b)(c)(d)	2,117,929	2,107,339
Level 3 Financing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.967% 3/1/27 (b)(c)(d)	129,918	120,743
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9416% 4/30/27 (b)(c)(d)	689,382	673,443
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.7887% 8/1/29 (b)(c)(d)	434,515	367,526
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 9/25/26 (b)(c)(d)	435,979	362,590
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.4525% 9/21/27 (b)(c)(d)	86,265	80,281
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 3/9/27 (b)(c)(d)	1,763,763	1,380,445
TOTAL TELECOMMUNICATIONS		10,466,488
Textiles/Apparel - 0.6%
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.86% 2/17/29 (b)(c)(d)	795,031	796,208
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0181% 7/7/28 (b)(c)(d)	296,231	150,583
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 4/16/28 (b)(c)(d)	431,200	414,560
TOTAL TEXTILES/APPAREL		1,361,351
Utilities - 2.5%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 8/1/25 (b)(c)(d)	183,613	183,567
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.943% 8/1/25 (b)(c)(d)	1,215,981	1,212,601
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.5035% 2/15/24 (b)(c)(d)	879,627	748,413
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3919% 1/3/29 (b)(c)(d)	200,343	145,750
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 6/23/25 (b)(c)(d)	1,051,803	1,049,363
Pike Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 1/21/28 (b)(c)(d)	359,589	357,723
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.943% 3/2/27 (b)(c)(d)	847,766	843,790
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.93% 12/31/25 (b)(c)(d)	836,047	833,748
TOTAL UTILITIES		5,374,955
TOTAL BANK LOAN OBLIGATIONS (Cost $197,416,469)		189,592,686

Nonconvertible Bonds - 5.4%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	500,000	497,556
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	165,000	163,464
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	95,833	93,743
TOTAL AIR TRANSPORTATION		257,207
Automotive & Auto Parts - 0.7%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (h)	150,000	149,475
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(h)	1,295,000	1,255,316
TOTAL AUTOMOTIVE & AUTO PARTS		1,404,791
Broadcasting - 0.2%
DISH Network Corp. 11.75% 11/15/27 (h)	350,000	341,569
Univision Communications, Inc. 6.625% 6/1/27 (h)	170,000	164,313
TOTAL BROADCASTING		505,882
Cable/Satellite TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (h)	140,000	127,553
5.375% 6/1/29 (h)	285,000	257,667
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (h)	167,000	133,143
TOTAL CABLE/SATELLITE TV		518,363
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (h)	30,000	30,608
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	5,000	4,575
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (h)	200,000	195,060
TOTAL CHEMICALS		199,635
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	415,000	386,528
Energy - 0.3%
Citgo Petroleum Corp.:
6.375% 6/15/26 (h)	35,000	33,688
7% 6/15/25 (h)	100,000	98,125
New Fortress Energy, Inc.:
6.5% 9/30/26 (h)	385,000	344,458
6.75% 9/15/25 (h)	75,000	70,353
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	113,750	112,613
TOTAL ENERGY		659,237
Gaming - 0.7%
Caesars Entertainment, Inc. 7% 2/15/30 (h)	135,000	135,572
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	875,000	767,813
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	250,000	251,068
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	300,000	289,500
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	35,000	33,443
4.25% 12/1/26 (h)	50,000	46,774
TOTAL GAMING		1,524,170
Homebuilders/Real Estate - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	210,000	176,677
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (h)	335,000	332,341
TOTAL HOMEBUILDERS/REAL ESTATE		509,018
Insurance - 0.1%
Alliant Holdings Intermediate LLC 6.75% 4/15/28 (h)	295,000	292,563
Leisure - 0.2%
Carnival Corp. 7.625% 3/1/26 (h)	80,000	78,352
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (h)	145,000	152,243
11.625% 8/15/27 (h)	100,000	108,755
TOTAL LEISURE		339,350
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	135,000	115,976
Services - 0.4%
Aramark Services, Inc. 6.375% 5/1/25 (h)	90,000	89,917
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (h)	120,000	110,161
PowerTeam Services LLC 9.033% 12/4/25 (h)	670,000	586,250
TOTAL SERVICES		786,328
Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	121,406
8.5% 10/30/25 (h)	260,000	252,269
TOTAL SUPER RETAIL		373,675
Technology - 0.1%
Cloud Software Group, Inc. 9% 9/30/29 (h)	160,000	139,750
CommScope, Inc. 6% 3/1/26 (h)	150,000	139,796
TOTAL TECHNOLOGY		279,546
Telecommunications - 1.3%
Altice Financing SA 5.75% 8/15/29 (h)	1,000,000	774,720
Altice France SA:
5.125% 1/15/29 (h)	80,000	57,027
5.125% 7/15/29 (h)	145,000	102,932
5.5% 1/15/28 (h)	1,000,000	755,278
Frontier Communications Holdings LLC 5% 5/1/28 (h)	160,000	138,050
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	535,000	487,041
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (h)	220,000	206,136
Windstream Escrow LLC 7.75% 8/15/28 (h)	500,000	414,953
TOTAL TELECOMMUNICATIONS		2,936,137
Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 11.961% 10/8/26 (b)(c)(e)	286,506	288,297
TOTAL NONCONVERTIBLE BONDS (Cost $12,897,844)		11,904,867

Common Stocks - 1.7%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (e)(i)	24,748	258,122
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	3,037	881
TOTAL CAPITAL GOODS		259,003
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i)	1,891	171,041
Carnelian Point Holdings LP warrants (e)(i)	367	1,072
Lime Tree Bay Ltd. (e)(i)	153	6,040
TOTAL DIVERSIFIED FINANCIAL SERVICES		178,153
Energy - 1.0%
California Resources Corp.	15,179	687,457
California Resources Corp. warrants 10/27/24 (i)	920	10,911
Chesapeake Energy Corp.	9,834	822,909
Chesapeake Energy Corp. (i)(j)	137	11,464
Denbury, Inc. (i)	7,505	647,381
EP Energy Corp. (e)(i)	3,190	18,949
TOTAL ENERGY		2,199,071
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	53,143	0
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	15,069	264,160
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	156	0
Telecommunications - 0.0%
GTT Communications, Inc. (e)	3,248	40,114
Utilities - 0.4%
TexGen Power LLC (e)(i)	25,327	853,520
TOTAL COMMON STOCKS (Cost $2,680,935)		3,794,021

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)(i) (Cost $135,375)	1,083	586,661

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.4%
Bank of America Corp. 6.25% (b)(k)	295,000	291,313
JPMorgan Chase & Co.:
6% (b)(k)	130,000	130,094
6.1% (b)(k)	154,000	153,646
6.75% (b)(k)	171,000	171,445
TOTAL BANKS & THRIFTS		746,498
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.3487% (b)(c)(k)	785,000	704,538
TOTAL PREFERRED SECURITIES (Cost $1,456,446)		1,451,036

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (l) (Cost $12,357,709)	12,355,516	12,357,987

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $226,944,778)	219,687,258
NET OTHER ASSETS (LIABILITIES) - 0.3%	660,805
NET ASSETS - 100.0%	220,348,063

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $373,764 and $366,317, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,439,893 or 5.2% of net assets.

(i)	Non-income producing
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,464 or 0.0% of net assets.

(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	1,297

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	12,086,932	48,014,859	47,743,804	444,270	-	-	12,357,987	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	9,575	2,320,902	2,330,477	85	-	-	-	0.0%
Total	12,096,507	50,335,761	50,074,281	444,355	-	-	12,357,987

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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